CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2021	Jun. 30, 2021	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Oct. 31, 2019
Short-Term Debt [Line Items]
Debt instrument maturity date description					mature on various dates from July 14, 2023 to September 22, 2023
Interest Expense, Debt					$ 400,000	$ 400,000	$ 400,000
Amortization of debt discounts							558,690
Interest Expense					$ 556,434	928,352	1,018,013
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate					4.65%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate					5.00%
Convertible Promissory Note-1 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 1,040,000.00
Debt conversion, converted instrument, shares issued			454,097
Debt instrument convertible conversion price			$ 2.4
Debt issuance cost				$ 0			0
Warrant issued to purchase shares										26,667
Interest Expense, Debt							160,216
Contractual obligation				$ 37,000			37,000
Amortization of debt discounts							124,000
Convertible Promissory Note-2 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 1,480,000
Debt conversion, converted instrument, shares issued				612,748
Debt issuance cost				$ 0			0
Warrant issued to purchase shares									53,334
Interest Expense, Debt							244,871
Contractual obligation				$ 46,000			46,000
Amortization of debt discounts							$ 199,000
Convertible Promissory Note-2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price				$ 2.42			$ 2.42
Convertible Promissory Note-2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price				$ 2.57			$ 2.57
Convertible Promissory Note-3 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 1,480,000
Debt conversion, converted instrument, shares issued		298,716
Debt instrument convertible conversion price		$ 2.565
Debt conversion, converted instrument, amount		$ 740,000
Convertible notes payable				$ 1,180,908		0	$ 1,180,908
Unamortized debt discount				299,695		0	299,695
Warrant issued to purchase shares								53,334
Warrant exercise price								$ 9
Debt conversion, converted instrument, accrued interest		$ 26,208
Repayment of convertible notes payable	$ 777,000
Interest Expense, Debt						354,000	119,648
Contractual obligation				19,000		55,000	19,000
Amortization of debt discounts						$ 299,000	$ 101,000
Convertible Promissory Note-3 [Member] | Principal Amount [Member]
Short-Term Debt [Line Items]
Repayment of convertible notes payable	740,000
Convertible Promissory Note-3 [Member] | Accrued Interest [Member]
Short-Term Debt [Line Items]
Repayment of convertible notes payable	$ 37,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description								All three Notes mature in 12 months from the issue dates of the Notes
Debt instrument interest rate								5.00%
Convertible Promissory Note-1 and Note-2 [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, amount				$ 2,600,000